Kunzman & Bollinger, Inc.
attorneys-at-law
5100 n. brookline, suite 600
oklahoma city, oklahoma 73112
Telephone (405) 942-3501
Fax (405) 942-3527
August 6, 2008
ELECTRONIC FILING
Mr. Dietrich King
United States Securities
     and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington, D.C. 20549-7010

RE:	LEAF Equipment Finance Fund 4, L.P. (the “Fund”)
File No. 333-149881

Dear Mr. King:
     Enclosed for filing is Pre-Effective Amendment No. 2 to the Registration Statement filed on Form S-1 on March 24, 2008. Pre-Effective Amendment No. 2 is being filed in order to update the unaudited financial statements for the Fund and its general partner, LEAF Asset Management, LLC, to March 31, 2008. Pre-Effective Amendment No. 2 also includes certain revisions requested by FINRA and certain state securities administrators, in addition to certain updating and conforming changes made by the Fund.
     If you have any further questions or comments, please contact the undersigned.

Very truly yours,

KUNZMAN & BOLLINGER, INC.

/s/ Gerald A. Bollinger

Gerald A. Bollinger

Enclosure

cc: Mr. Dan Courtney